SCHEDULE OF SUMMARY INFORMATION BY SEGMENT (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Segment Reporting Information [Line Items]
Total operating revenue	$ 4,448,521	$ 3,976,190
Operating costs	17,364,488	1,996,892
Income (loss) from operations	(12,915,967)	1,979,298
Income tax expense	810,723	627,721
Net income (loss)	(13,403,737)	1,364,497
Capital expenditure	28,534	17,877,183
Total assets	150,140,150	39,735,736	$ 153,026,585
Cash Rebate Service [Member]
Segment Reporting Information [Line Items]
Total operating revenue	279,816	14,924
Operating costs	2,007,905	626,594
Income (loss) from operations	(1,728,089)	(611,670)
Income tax expense	1,061,021	297,750
Net income (loss)	(2,753,789)	(909,420)
Capital expenditure	19,368	11,598
Total assets	10,557,106	4,709,871
Advertising Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue	1,053,613	2,220,794
Operating costs	4,169,209	874,384
Income (loss) from operations	(3,115,596)	1,346,409
Income tax expense	(8,093)	329,971
Net income (loss)	(3,111,317)	1,024,023
Capital expenditure	4,366	1,585
Total assets	13,397,343	7,468,304
Software Licensing [Member]
Segment Reporting Information [Line Items]
Total operating revenue	2,079,113	1,740,472
Operating costs	7,229,567	495,914
Income (loss) from operations	(5,150,454)	1,244,558
Income tax expense	(197,698)
Net income (loss)	(4,641,489)	1,248,672
Capital expenditure		17,864,000
Total assets	119,134,741	$ 27,557,561
Production Income [Member]
Segment Reporting Information [Line Items]
Total operating revenue	652,745
Operating costs	2,484,722
Income (loss) from operations	(1,831,977)
Income tax expense	(27,760)
Net income (loss)	(1,822,309)
Capital expenditure	1,704
Total assets	4,070,392
Promotional Campaign Services [Member]
Segment Reporting Information [Line Items]
Total operating revenue	383,234
Operating costs	1,473,085
Income (loss) from operations	(1,089,851)
Income tax expense	(16,747)
Net income (loss)	(1,074,833)
Capital expenditure	3,096
Total assets	$ 2,980,568